EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation Expense

The compensation expense that has been charged against income for these plans was as follows for the years ended December 31, 2013, 2012, and 2011:

	2013	2012	2011
	(in millions)
Stock-based compensation expense by type:
Restricted stock	$84	$66	$51
Stock options	8	16	16

Total stock-based compensation expense	92	82	67
Tax benefit recognized	(22)	(21)	(19)

Stock-based compensation expense, net of tax	$70	$61	$48

Activity for Restricted Stock Awards

Activity for our restricted stock was as follows for the year ended December 31, 2013:

	Shares	Weighted- Average Grant- Date Fair Value
	(shares in thousands)
Nonvested restricted stock at December 31, 2012	2,954	$67.29
Granted	1,546	73.50
Vested	(619)	53.45
Forfeited	(239)	66.83

Nonvested restricted stock at December 31, 2013	3,642	$71.84

Weighted-Average Fair Value of Stock Options

The fair value was estimated on the date of grant using the Black-Scholes pricing model with the weighted-average assumptions indicated below:

	2013	2012	2011
Weighted-average fair value at grant date	$21.8	$30.15	$28.29
Expected option life (years)	4.4	4.4	4.8
Expected volatility	38.8%	46.3%	46.8%
Risk-free interest rate at grant date	0.8%	0.8%	1.7%
Dividend yield (1)	1.5%	1.2%	0.5%

(1)	As discussed in Note 14, in April 2011, our Board of Directors approved the initiation of a quarterly cash dividend policy.

Activity for Option Plans

Activity for our option plans was as follows for the year ended December 31, 2013:

	Shares Under Option	Weighted- Average Exercise Price
	(shares in thousands)
Options outstanding at December 31, 2012	2,233	$61.68
Granted	334	76.03
Exercised	(1,242)	53.63
Cancelled	(4)	86.61
Forfeited	(49)	72.72

Options outstanding at December 31, 2013	1,272	$72.81

Options exercisable at December 31, 2013	524	$69.74